CONGRESS STREET ASSOCIATES, L.P.
                                 IN LIQUIDATION
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                                DECEMBER 31, 1999

                        CONGRESS STREET ASSOCIATES, L.P.
                                 IN LIQUIDATION
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                                DECEMBER 31, 1999

                                    Contents


Report of Independent Auditors ..................................... 1

Statement of Assets, Liabilities and Partners' Capital ............. 2

Statement of Operations ............................................ 3

Statement of Changes in Partners' Capital - Net Assets ............. 4

Schedule of Portfolio Investments .................................. 5

Notes to Financial Statements ...................................... 6

                         Report of Independent Auditors


To the Partners of Congress Street Associates, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Congress Street Associates, L.P., including the schedule of portfolio investments, as of December 31, 1999, the related statement of operations for the year then ended, and the statement of changes in partners' capital - net assets for the period from December 1, 1998 (commencement of operations) to December 31, 1998 and for the year ended December 31, 1999. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Congress Street Associates, L.P. at December 31, 1999, and the results of its operations for the year then ended and changes in its partners' capital - net assets for the period from December 1, 1998 (commencement of operations) to December 31, 1998 and for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                      /S/ERNST & YOUNG LLP


New York, New York
February 25, 2000

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                          STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
--------------------------------------------------------------------------------

                                                               December 31, 1999
--------------------------------------------------------------------------------


ASSETS

Investments in securities, at value (Cost $27,400)             $    48,885
Cash and cash equivalents                                        9,601,142
Receivable for securities sold                                   6,627,268
Dividends and interest receivable                                   15,633
--------------------------------------------------------------------------

TOTAL ASSETS                                                    16,292,928
--------------------------------------------------------------------------

LIABILITIES

Professional  fees                                                  30,409
Management fee                                                       5,916
Custodian fee                                                        2,297
Administration fees                                                  1,591
Miscellaneous                                                        4,914
--------------------------------------------------------------------------

TOTAL LIABILITIES                                                   45,127
--------------------------------------------------------------------------

NET ASSETS                                                     $16,247,801
--------------------------------------------------------------------------

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                          $14,491,458
Accumulated net investment income                                  164,317
Accumulated net realized gain on investments                     1,570,541
Accumulated net unrealized appreciation on investments              21,485

--------------------------------------------------------------------------

PARTNERS' CAPITAL - NET ASSETS                                 $16,247,801
--------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividend                                                        $  262,186
Interest                                                           102,476
--------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                            364,662
--------------------------------------------------------------------------

EXPENSES

Management fee                                                      62,877
Professional fees                                                   81,495
Administration fee                                                  27,121
Custodian fee                                                       21,892
Miscellaneous                                                        6,492
--------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                           199,877

Interest expense                                                    13,923
Dividends on securities sold, not yet purchased                     10,035
--------------------------------------------------------------------------

TOTAL EXPENSES                                                     223,835
--------------------------------------------------------------------------

NET INVESTMENT INCOME                                              140,827
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Net realized gain from investments                               1,913,952
Net realized loss from securities sold, not yet purchased         (343,346)
Change in net unrealized appreciation from investments            (256,856)
--------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                1,313,750
--------------------------------------------------------------------------

INCREASE IN PARTNERS' CAPITAL DERIVED FROM OPERATIONS           $1,454,577
--------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                          STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                                            FOR THE PERIOD FROM
                                                         FOR THE YEAR ENDED   DECEMBER 1, 1998
                                                          DECEMBER 31, 1999   (COMMENCEMENT OF
                                                                               OPERATIONS) TO
                                                                              ECEMBER 31, 1998
-------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment income                                        $   140,827         $    23,490
Net realized gain (loss) from investments                      1,570,606                 (65)
Change in net unrealized appreciation from investments          (256,856)            278,341
--------------------------------------------------------------------------------------------

NET INCREASE IN PARTNERS' CAPITAL
    DERIVED FROM OPERATIONS                                    1,454,577             301,766
--------------------------------------------------------------------------------------------

PARTNERS' CAPITAL TRANSACTIONS

Proceeds from Limited Partner subscriptions                    2,275,000           2,025,000
Proceeds from General Partner subscriptions                           --          10,291,395
Payment for General Partner redemptions                          (99,937)                 --
--------------------------------------------------------------------------------------------

INCREASE IN PARTNERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                  2,175,063          12,316,395
--------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT BEGINNING OF PERIOD                      12,618,161                  --
--------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT END OF PERIOD                           $16,247,801         $12,618,161
--------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

          PREFERRED STOCKS - 0.30%
              AUDIO/VIDEO PRODUCTS - 0.30%
2,740         American Technology Corp.,
                - Series B Preferred with warrants*             $    48,885
                                                                -----------
          TOTAL PREFERRED STOCKS
                -  (Cost $27,400)                                    48,885
                                                                -----------

          TOTAL INVESTMENTS IN SECURITIES (COST $27,400)             48,885

              OTHER ASSETS, LESS LIABILITIES - 99.70%            16,198,916
                                                                -----------
              NET ASSETS - 100.00%                              $16,247,801
                                                                ===========


* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Congress Street Associates, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on June 5, 1998 and commenced operations on December 1, 1998. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership's investment objective is long-term capital appreciation. The Partnership pursues its investment objective by investing principally in equity securities of U.S. issuers and other securities having equity characteristics that Congress Street Management, L.L.C. (the "Manager") believes are substantially undervalued relative to their potential for earnings growth. The Partnership also may invest in equity and fixed-income securities of U.S. and foreign issuers when the yield and potential for capital appreciation of such securities are considered sufficiently attractive. The Manager is also the Partnership's General Partner.

     The Partnership's General Partner has irrevocably delegated to a group of individuals ("Directors") its rights and powers to manage and control the business affairs of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership's business.

     The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Partnership. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Granum Advisors, L.L.C. ("Granum"). PWFA is an indirect, wholly-owned subsidiary of Paine Webber Group Inc. Investment professionals employed by Granum will manage the Partnership's investment portfolio on behalf of the Manager under the supervision of PWFA's personnel.

     The General Partner determined to liquidate the business and administrative affairs of the Partnership effective December 31, 1999.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

     Cash and cash equivalents consist of monies invested in money market funds and are accounted for at cost plus accrued interest as reported by the money market funds.

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

     a.  PORTFOLIO VALUATION

     Net asset value of the Partnership was determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded or NASDAQ listed equity securities were valued at their last composite sale prices as reported on the exchanges where such securities were traded. If no sales of such securities are reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange were valued at their last sale prices on the exchange where such securities were primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange. Listed options were valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations were readily available were valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations were not readily available, securities and other assets were valued at fair value as determined in good faith by, or under the supervision of, the Directors.

     Debt securities had been valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service that employs a matrix to determine valuation for normal institutional size trading units. The Directors periodically monitored the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, were valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

     All assets and liabilities initially expressed in foreign currencies were converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership was determined. When such events materially affected

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


     a.  PORTFOLIO VALUATION (CONTINUED)

     the values of securities held by the Partnership or its liabilities, such securities and liabilities were valued at fair value as determined in good faith by, or under the supervision of, the Directors.

     b.  PARTNERSHIP EXPENSES

     The Partnership will bear all expenses incurred in the business of the Partnership, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs; and expenses of meetings of Directors and Limited Partners. PWFA has paid the organizational costs on behalf of the Partnership.

     c.  INCOME TAXES

     No provision for the payment of federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

3.   MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     PWFA provides certain management and administrative services to the Partnership, including, among other things, providing office space and other support services to the Partnership. In consideration for such services, the Partnership will pay PWFA a monthly management fee of .125% (1.50% on an annualized basis) of the Partnership's net assets for the month, excluding assets attributable to the General Partner's capital account (the "Fee"). The Fee is debited against the Limited Partners' capital accounts. A portion of the fee will be paid by PWFA to its affiliate and to an affiliate of Granum. PaineWebber Inc. acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent.

     During the year ended December 31, 1999, PaineWebber Inc. earned $760 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

     The increase (or decrease) in partners' capital derived from operations (net profit) is initially allocated to the capital accounts of all partners on a pro-rata basis. At the end of the twelve month period following the admission of a Limited Partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the capital account of such Limited Partner for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     account of such Limited Partner which have not been offset by any net profits subsequently credited to the account of the Limited Partner. During the year ended December 31, 1999, the Incentive Allocation to the Manager was $90,847 and was recorded as an increase to the General Partner's capital account and a reduction in the Limited Partners' capital accounts.

     The General Partner's capital account balance at December 31, 1999 and 1998 was $11,584,410 and $10,545,702 respectively.

     Each Director, who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Partnership. All Directors are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. In 1999, these expenses were assumed by PWFA on behalf of the Partnership.

     PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Partnership's assets. PFPC Trust Company entered into a service agreement whereby PNC Bank, N.A. provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, N.A.) serves as Administrator and Accounting Agent to the Partnership, and in that capacity provides certain accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund.

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and sales of investment securities for the year ended December 31, 1999, amounted to $9,472,156 and $20,885,961, respectively. At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

5.   SHORT-TERM BORROWINGS

     The Partnership has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

5.   SHORT-TERM BORROWINGS (CONTINUED)

     ended December 31, 1999, the Fund's average interest rate paid on borrowings was 6.6% and the average borrowings outstanding were $213,554. The Fund had no borrowings outstanding at December 31, 1999.

6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

     Securities sold, not yet purchased represents obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.
     Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

     During the year ended December 31, 1999, the Partnership did not trade any forward or futures contracts or options.

                                                CONGRESS STREET ASSOCIATES, L.P.
                                                                  IN LIQUIDATION
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------


7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                           FOR THE PERIOD FROM
                                        FOR THE YEAR        DECEMBER 1, 1998
                                             ENDED          (COMMENCEMENT OF
                                          DECEMBER 31,       OPERATIONS) TO
                                             1999           DECEMBER 31, 1998
                                             ----           ------------------
     Ratio of net investment
        income to average net assets          .95%                 2.22%
     Ratio of operating expenses
        to average net assets                1.51%                 2.01%
     Ratio of interest expense
        to average net assets                 .09%                  N/A
     Portfolio turnover rate                55.93%                 8.38%
     Total return                            7.66%**               2.34%**
     Average debt ratio                      2.93%                  N/A

     *    Annualized.
     ** Total return assumes a purchase of a limited partnership interest in the Partnership on the first day and a sale of the limited partnership interest on the last day of the period noted, after Incentive Allocation to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

8.   YEAR 2000 (UNAUDITED)

     PFPC Inc. experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. PFPC Inc. is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. PFPC Inc. will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.